Business combination (Details Narrative) $ / shares in Units, $ in Thousands						1 Months Ended				12 Months Ended
		Jun. 30, 2026 USD ($) $ / shares shares	May 12, 2026 USD ($) shares	Apr. 01, 2026 $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Oct. 30, 2026 USD ($)	Aug. 31, 2026 USD ($) shares	Jul. 31, 2026 USD ($) shares	Oct. 31, 2023	Jun. 30, 2026 USD ($) $ / shares shares	Jun. 30, 2025 USD ($) $ / shares shares	Jun. 30, 2024 USD ($) $ / shares shares	Jul. 29, 2026 USD ($)	Jul. 07, 2026 USD ($)	Jun. 30, 2026 AUD ($) shares	Jun. 17, 2026 USD ($) shares	Jan. 30, 2026 shares	Mar. 31, 2023 AUD ($)	Feb. 28, 2023 AUD ($)	Jun. 30, 2021 USD ($)
IfrsStatementLineItems [Line Items]
Reverse stock split description									10-to-1
Proceeds from current borrowings					$ 59,500,000					$ 5,000,000.0
Proceeds from issue of regulatory capital equity					12,400,000
Proceeds from issue of ordinary shares					4,100,000
Proceeds from issuance of placeme					25,500,000
Notional amount					60,500,000						$ 60,500,000									$ 21,100,000
Cash		$ 2,020,000.00			100,000					2,020,000.00	100,000
Current assets (liabilities)		11,960,000			18,400,000					11,960,000	18,400,000
Current assets other than non-current assets or disposal groups classified as held for sale or as held for distribution to owners		77,471,000			72,144,000					77,471,000	72,144,000	$ 17,659,000
Current liabilities other than liabilities included in disposal groups classified as held for sale		89,418,000			53,745,000					89,418,000	53,745,000	54,124,000
Trade and other current receivables		74,401,000			70,737,000					74,401,000	70,737,000	10,043,000
Subscription receivable		53,300,000								53,300,000
[custom:WarrantDerivativeLiability-0]		17,140,000								17,140,000
[custom:IssuanceOfCashlessWarrant]										10,000,000.0
[custom:NetAssets-0]		36,930,000			17,240,000					36,930,000	17,240,000
Borrrowings		39,030,000.00								39,030,000.00
Borrrowings		28,736,000			28,994,000					28,736,000	28,994,000	29,086,000
Lease liabilities		10,292,000			195,000					10,292,000	195,000
Lease liabilities current		741,000			55,000					741,000	55,000
Lease liabilities non current		9,552,000			140,000					9,552,000	140,000
Shares subscription equity reserve		60,500,000			60,500,000					$ 60,500,000	60,500,000
Cash forcast and budget description										They include monthly profit and loss, balance sheet and cash flow projections by entity. Budgeted average monthly cash burn over the next twelve months is approximately US$710,000 (US$8.5 million a year) including Tembo, and approximately US$520,000 (US$6.2 million a year) for VivoPower excluding Tembo, in each case assuming no revenue receipts and including the operating costs of the Norwegian entities. VivoPower Arctic recorded pro forma EBITDA of US$5.9 million for the year ended December 31 2025, and is expected to continue to generate hosting revenue under its hosting agreement.
Remaining forcast amount										$ 16,000,000.0
Loan payable		8,700,000								8,700,000
Repayment of Loan payable										$ 5,070,000.00
Deferred consideration description										deferred consideration for the Mo i Rana acquisition of US$5.0 million due November 12 2026 and US$5.25 million due May 12 2027.
Proceeds from issuance of raising capital										$ 59,500,000
Shareholder loan															$ 400			$ 280	$ 250
Convertible preference shares in settlement		24,775,000								24,775,000
Cash repayments												370,000
Impairment of depreciation or amortization										0	0
Fair value of common stock										18,257,000	69,511,000	2,861,000
Subscription arrangements		53,300,000								$ 6,050,000.000	60,500,000
Percentage of cumulative dividend										6.00%
Accrued dividends										$ 61,000.000
Fair value of warrants issued										3,430,000
Right of asset carrying amount										10,100,000
Consulting services										200,000
Capital raising costs										1,071,000.000
Issued capital [member]
IfrsStatementLineItems [Line Items]
Fair value of common stock	[1]									419,000	$ 625,000	$ 206,000
Land Leases [Member]
IfrsStatementLineItems [Line Items]
Lease liabilities		$ 10,996,000								10,996,000
Right of asset carrying amount										10,825,000
Arowana Group Holdings Pty Ltd [Member]
IfrsStatementLineItems [Line Items]
Fair value of warrants issued										$ 5,449,000
Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares		30,724,084			12,527,212					30,724,084	12,527,212	4,439,733			30,724,084
Share price | $ / shares		$ 0.12			$ 0.12					$ 0.12	$ 0.12	$ 0.12
Ordinary shares [member] | Issued capital [member]
IfrsStatementLineItems [Line Items]
Share price | $ / shares		$ 0.12								$ 0.12
Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares		1,055,147								1,055,147					1,055,147
Fair value of common stock										$ 2,800,000
Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares		4,270,358								4,270,358					4,270,358		970
Fair value of common stock	[1]									$ 19,328,000	$ 70,288,000	$ 3,068,000
Percentage of cumulative dividend				6.00%
Series One Convertible Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares				41,507
Share price | $ / shares				$ 100
Vivopower Norge Infrastructure AS [Member]
IfrsStatementLineItems [Line Items]
Deferred cash payments			$ 10,048,000.000
Cash paid at closing																$ 20,939,000
Vivopower Norge Infrastructure AS [Member] | Ordinary shares [member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares			1,507,353
Fair value of common stock			$ 3,940,000
Vivopower Norge Infrastructure AS [Member] | Warrant reserve [member]
IfrsStatementLineItems [Line Items]
Fair value of common stock			$ 2,757,000
Vivopower Norge Infrastructure AS [Member] | Class A Ordinary Shares [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares																1,054,963
Top of range [member]
IfrsStatementLineItems [Line Items]
Lease commitments lease terms										2 months
Bottom of range [member]
IfrsStatementLineItems [Line Items]
Proceeds from current borrowings										$ 12,500,000
Lease commitments lease terms										8 years
Cactus acquisition corp [Member]
IfrsStatementLineItems [Line Items]
Consideration transferred, acquisition-date fair value		$ 100,000,000								$ 100,000,000
Ceres Holding Limited [Member]
IfrsStatementLineItems [Line Items]
Subscription receivable		$ 53,300,000								53,300,000
Subscription receivable										$ 10,000,000.0
Ordinary shares price per share | $ / shares		$ 6.05								$ 6.05
Shares subscription equity reserve										$ 60,500,000
Shares subscription equity reserve		$ 60,500,000			$ 60,500,000					60,500,000	$ 60,500,000
Share price | $ / shares					$ 6.05						$ 6.05
TAG advance subscription aagreement [member]
IfrsStatementLineItems [Line Items]
Subscription receivable										10,000,000.0
Subscription agreement amount										900,000
investment										$ 7,800,000
Aevitas Group Limited [member] | Series One Convertible Preferred Shares [Member]
IfrsStatementLineItems [Line Items]
Issuance of shares | shares		41,507								41,507					41,507
Subscription amount		$ 4,151,000								$ 4,151,000
Unpaid dividends		1,580,000								1,580,000
AWN Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Borrrowings		28,700,000								28,700,000
Borrrowings current		12,900,000								12,900,000
Borrrowings non current		15,900,000								15,900,000
Lease liabilities		10,290,000								10,290,000
Lease liabilities current		740,000								740,000
Lease liabilities non current		9,550,000								9,550,000
Non-adjusting events after reporting period [member]
IfrsStatementLineItems [Line Items]
Proceeds from issuance of private placements								$ 50,000,000.0
Cash received								17,500,000					$ 17,500,000	$ 970,000
Proceeds from shareholder debt								16,500,000
Shareholders debt								16,000,000.0
Notional amount		$ 28,800,000					$ 28,800,000	28,800,000		$ 28,800,000
Loans and receivables							$ 16,500,000	$ 16,500,000
Convertible preference shares issued | shares							165,000	165,000
Proceeds from issue of preference shares							$ 12,300,000	$ 12,300,000
Issuance of shares | shares		1.0								1.0					1.0
Non-adjusting events after reporting period [member] | AWN Holdings Limited [member]
IfrsStatementLineItems [Line Items]
Shareholder loan						$ 28,800,000
Convertible preference shares in settlement						16,500,000
Cash repayments						$ 12,300,000

[1]	During the year ended June 30, 2026, the company issued 1,434,051 shares and 610,698 in July 2025 and August 2025, raising gross proceeds amounting to $8.7 million and $3.7 million, respectively pursuant to an F1 registration statement. Additionally, for the Regulation S equity raise, the company entered into private placement agreements with Abri Advisors Ltd for 615,714 shares with $2.15 million in gross proceeds, Mustafa for 400,000 shares with $1.7 million in gross proceeds, HRH for 250,000 shares with $0.412 million in gross proceeds, Brownstone Capital for 1,257,298 shares with $3.521 million in gross proceeds, TAG for 6,500,000 shares with $7.8 million in gross proceeds.